Related Party Transactions (Details) - Agrico Acquisition Corp. - USD ($)				1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2021	Apr. 09, 2021	Jan. 25, 2020	Jan. 25, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Jul. 12, 2021	Jan. 22, 2021
Related Party Transactions [Line Items]
Related Party Transaction, Description of Transaction					The Sponsor, officers and directors have agreed not to transfer, assign or sell any of their Founder Shares until the earliest of (A) one year after the completion of the initial Business Combination and (B) subsequent to the initial Business Combination, (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property (the “Lock-up”).
Aggregate of founder shares		1,406,250
Founder shares subject to forfeiture (in Shares)									468,750
Sponsor agreed expenses										$ 200,000
Borrowings cost	$ 171,356						$ 171,356
Ralated party sponsor							56,266	$ 56,266
Founder shares capital contribution cost	25,000		$ 25,000		$ 25,000
Due to related party	$ 73,795				0		73,795	$ 56,266
Working capital loans					$ 1,500,000		$ 1,500,000
Warrant price					$ 1.00		$ 1.00
Secretarial and administrative services					$ 10,000		$ 10,000
Operating expenses					$ 30,000	$ 0	$ 57,742
Maximum
Related Party Transactions [Line Items]
Founder shares outstanding (in Shares)		5,000,000
Minimum
Related Party Transactions [Line Items]
Founder shares outstanding (in Shares)		3,593,750
Founder Shares
Related Party Transactions [Line Items]
Founder shares amount				$ 25,000
Price per share (in Dollars per share)				$ 0.005
Founder shares subject to forfeiture (in Shares)		468,750
Class B Ordinary Shares
Related Party Transactions [Line Items]
Ordinary shares issued (in Shares)				5,000,000
Ordinary shares par value (in Dollars per share)				$ 0.0001